INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

January 16, 2020

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901

on behalf of the WCM China Quality Growth Fund, WCM Focused ESG International Fund and WCM Focused ESG Emerging Markets Fund

Ladies and Gentlemen:

The Trust is filing Post-Effective Amendment No. 1070 to its Registration Statement under Rule 485(a)(2) to create three new series, the WCM China Quality Growth Fund, WCM Focused ESG International Fund and WCM Focused ESG Emerging Markets Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary